Associates and Other Investments	12 Months Ended
Dec. 31, 2022
Disclosure Of Interest In Other Entities [Abstract]
Associates and Other Investments
5.	ASSOCIATES AND OTHER INVESTMENTS
The following table summarizes the Company’s associates and other investments:

	December 31, 2022 $	December 31, 2021 $

Investment in Arena Minerals	17,276	13,033

Warrants to purchase shares in Arena Minerals	1,616	7,558

Investment in Green Technology Metals	7,451	-

Investment in Ascend Elements	5,000	-

Associates and other investments	31,343	20,591
INVESTMENT IN ASSOCIATES
INVESTMENT IN ARENA MINERALS
In 2021, the Company acquired 66,226 common shares and 21,429 share purchase warrants of Arena Minerals for total consideration of CDN$18,632 ($14,758). Each warrant entitles the holder to acquire one common share of Arena Minerals at CDN$0.25 for a period of 24 months from the date of issuance.
Pursuant to the acquisition agreement, Lithium Americas has the right (i) to participate in future Arena Minerals financings to maintain its pro rata ownership interest in Arena Minerals if the Company maintains an ownership interest of at least a 7.5%; and (ii) to appoint a nominee to the Arena Minerals board of directors if the Company maintains an ownership interest of at least 10%.
On November 14, 2022, the Company exercised warrants to purchase 14,590 common shares of Arena Minerals at an
exercise price of CDN$0.25 per share for aggregate
cash
consideration of $2,745.
On December 20, 2022, the Company entered into an arrangement agreement with Arena Minerals pursuant to which the Company has agreed to acquire all of the issued and outstanding common shares of Arena Minerals not already owned by the Company by way of a plan of arrangement. The transaction is expected to close in April 2023.
As at December 31, 2022, the Company owned approximately 19.9% (December 31, 2021 – 17.4%) of the issued and outstanding shares of Arena Minerals.
The Company has significant influence over Arena Minerals by virtue of its current equity holdings of shares and warrants, and its nominee director to the board of Arena Minerals. As such, the investment in Arena Minerals is accounted for using the equity method. Warrants to acquire common shares of Arena Minerals are derivatives and accounted for at fair value with changes in fair value recorded in the statement of comprehensive loss.

	Common shares	Warrants

	$	$

Investment in Arena Minerals, as at December 31, 2020	-	-

Purchase of Arena Minerals shares and warrants	13,375	1,383

Share of loss of Arena Minerals	(342)	-

Gain on change in fair value of Arena Minerals warrants	-	6,175

Investment in Arena Minerals, as at December 31, 2021	13,033	7,558

Share of loss of Arena Minerals	(1,359)	-

Exercise of warrants	5,602	(2,857)

Loss on change in fair value of Arena Minerals warrants	-	(3,085)

Investment in Arena Minerals, as at December 31, 2022	17,276	1,616
The Arena Minerals warrants had an estimated fair value of $1,616 at December 31, 2022. The fair value of the warrants was estimated using a Black-Scholes valuation model with the following inputs: volatility of 66.80%, risk-free rate of 4.07%, expected dividend of 0%, and expected life of 0.56 years. A loss on fair value of $3,085 was recognized in the statement of comprehensive loss for the year ended December 31, 2022, compared to gain on fair value of $6,175 for the year ended December 31, 202
1.
For the year ended December 31, 2022, the Company recognized its share of loss of $1,359 under the equity method of accounting, resulting in an investment balance of $17,276 at December 31, 2022.
OTHER INVESTMENTS

INVESTMENT IN GREEN TECHNOLOGY METALS
On April 28, 2022, the Company entered into an agreement to acquire shares of Green Technology Metals Limited (ASX: GT1) (“Green Technology Metals”), a North American focused lithium exploration and development company with hard rock spodumene assets in north-western Ontario, Canada, in a private placement for total consideration of $10,000, or approximately 5% of Green Technology Metals’ issued and outstanding shares following closing of the share placement.
As at December 31, 2022, the Company holds approximately 13,301 common shares that is 5% of the issued and outstanding shares of Green Technology Metals with an estimated fair value of $7,451 determined based on the market price of Green Technology Metals’ shares as of such date. A loss on change in fair value of Green Technology Metals Shares of $2,564 was recognized in the statement of comprehensive loss for the year ended December 31, 2022.
INVESTMENT IN ASCEND ELEMENTS
On July 18, 2022, the Company made a $5,000 investment in Ascend Elements, Inc. (“Ascend Elements”), a private US based lithium-ion
battery recycling and engineered material company, by way of a subscription for Series
C-1
preferred shares. Holders of these shares have a right to a dividend at a rate of 8% per annum of the issue price (only if and when declared by the board of

Ascend Elements), preferential rights upon liquidation, a right to convert preferred shares to common shares and other customary preferences.
As at December 31, 2022, the Company holds approximately 806 series
C-1
preferred shares of Ascend Elements with an estimated fair value of $5,000.